Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
10.	Cash and cash equivalents

	December 31, 2024	December 31, 2023
	USD	USD
Cash on hand	7,099	5,224
Cash at bank	993,185	951,751
Total cash and cash equivalents	1,000,284	956,975